UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number: 811-08822
                                                      ---------


                       Capital Management Investment Trust
                      ------------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
         (Address of principal executive offices)                  (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                   Date of fiscal year end: November 30, 2005
                                            -----------------


                   Date of reporting period: February 28, 2005
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         February 28, 2005
                                                             (Unaudited)

                                                                                                                           Value
                                                                                                     Shares               (note 1)
                                                                                                    --------             ---------
COMMON STOCKS - 99.24%

      Airlines - 1.66%
          SkyWest, Inc. .........................................................................     7,500             $   128,025
                                                                                                                        -----------

      Banks - 4.43%
          Compass Bancshares, Inc. ..............................................................     3,750                 170,288
          Cullen/Frost Bankers, Inc. ............................................................     3,700                 171,976
                                                                                                                        -----------
                                                                                                                            342,264
                                                                                                                        -----------
      Beverages - 2.35%
       (a)Peet's Coffee & Tea Inc. ..............................................................     7,500                 181,650
                                                                                                                        -----------

      Biotechnology - 2.71%
       (a)Crucell ..............................................................................      5,000                 209,100
                                                                                                                        -----------

      Electric - 2.63%
          Cleco Corporation ....................................................................     10,000                 202,900
                                                                                                                        -----------

      Electronics - 4.73%
       (a)Checkpoint Systems, Inc. .............................................................     10,500                 175,245
       (a)Dionex Corporation ...................................................................      3,300                 189,948
                                                                                                                        -----------
                                                                                                                            365,193
                                                                                                                        -----------
      Engineering & Construction - 2.53%
          Chicago Bridge & Iron Co. ............................................................      4,500                 195,345
                                                                                                                        -----------

      Forest Products & Paper - 1.95%
          Wausau - Mosinee Paper Corporation ...................................................     10,000                 150,800
                                                                                                                        -----------

      Gas - 2.89%
          South Jersey Industries, Inc. ........................................................      4,000                 223,480
                                                                                                                        -----------

      Hand / Machine Tools - 1.68%
          Baldor Electric Company ..............................................................      5,000                 130,000
                                                                                                                        -----------

      Healthcare - Products - 7.73%
       (a)Intuitive Surgical Inc. ..............................................................      4,000                 188,600
       (a)ResMed Inc. ..........................................................................      3,700                 218,115
       (a)Respironics, Inc. ....................................................................      3,300                 190,575
                                                                                                                        -----------
                                                                                                                            597,290
                                                                                                                       -----------
      Household Products / Wares - 5.03%
          John H. Harland Company ..............................................................      5,000                 183,500
          Tupperware Corporation ...............................................................     10,000                 204,900
                                                                                                                        -----------
                                                                                                                            388,400
                                                                                                                        -----------
      Internet - 2.92%
       (a)Online Resources Corp. ...............................................................     25,000                 225,500
                                                                                                                        -----------

                                                                                                                        (Continued)


                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         February 28, 2005
                                                             (Unaudited)

                                                                                                                           Value
                                                                                                     Shares               (note 1)
                                                                                                    --------             ---------
COMMON STOCKS - (Continued)

      Lodging - 3.06%
          Choice Hotels International, Inc. ....................................................     4,000              $   236,520
                                                                                                                        -----------

      Oil & Gas - 9.10%
          Cabot Oil & Gas Corporation ..........................................................     5,000                  279,950
       (a)Climarex Energy Company ..............................................................     5,000                  203,350
       (a)Forest Oil Corporation ...............................................................     5,500                  220,000
                                                                                                                        -----------
                                                                                                                            703,300
                                                                                                                        -----------
      Oil & Gas Services - 10.22%
       (a)Hornbeck Offshore Services Inc. ......................................................    10,000                  231,700
       (a)Input / Output, Inc. .................................................................    25,000                  184,500
       (a)Oceaneering International, Inc. ......................................................     4,600                  183,540
       (a)Universal Compression Holdings, Inc. .................................................     5,000                  190,000
                                                                                                                        -----------
                                                                                                                            789,740
                                                                                                                        -----------
      Pharmaceuticals - 6.94%
       (a)Cell Therapeutics, Inc. ..............................................................    10,000                   98,800
          Mannatech Inc. .......................................................................    10,000                  247,000
       (a)Vaxgen Inc. ..........................................................................    13,500                  190,350
                                                                                                                        -----------
                                                                                                                            536,150
                                                                                                                        -----------
      Real Estate Investment Trust - 2.43%
          Pennsylvania Real Estate Investment Trust ............................................     4,635                  188,181
                                                                                                                        -----------

      Retail - 3.32%
       (a)RARE Hospitality International, Inc. .................................................     3,000                   87,780
       (a)Sonic Corp. ..........................................................................     5,000                  168,450
                                                                                                                        -----------
                                                                                                                            256,230
                                                                                                                        -----------
      Savings & Loans - 3.59%
          Commercial Capital Bancorp Inc. ......................................................     4,000                   86,400
       (a)Sterling Financial Corp. .............................................................     5,000                  190,600
                                                                                                                        -----------
                                                                                                                            277,000
                                                                                                                        -----------
      Semiconductors - 5.12%
       (a)Axcelis Technologies, Inc. ...........................................................    21,000                  180,600
          Helix Technology Corporation .........................................................    12,500                  215,250
                                                                                                                        -----------
                                                                                                                            395,850
                                                                                                                        -----------
      Software - 3.81%
       (a)Parametric Technology Corp. ..........................................................    32,000                  184,000
       (a)Take-Two Interactive Software, Inc. ..................................................     3,000                  110,010
                                                                                                                        -----------
                                                                                                                            294,010
                                                                                                                        -----------
      Transportation - 4.77%
          Nordic American Tanker Shipping ......................................................     4,000                  224,200
       (a)Seabulk International Inc. ...........................................................     8,000                  143,920
                                                                                                                        -----------
                                                                                                                            368,120
                                                                                                                        -----------


                                                                                                                        (Continued)

                                                  CAPITAL MANAGEMENT SMALL-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         February 28, 2005
                                                             (Unaudited)

                                                                                                                           Value
                                                                                                     Shares               (note 1)
                                                                                                    --------             ---------

COMMON STOCKS - (Continued)

      Water - 3.64%
          Aqua America Inc. ....................................................................     7,500             $    184,350
          Southwest Water Company ..............................................................     8,515                   97,071
                                                                                                                       ------------
                                                                                                                            281,421
                                                                                                                       ------------

          Total Common Stocks (Cost $5,986,472) ..........................................................                7,666,469
                                                                                                                       ------------


PRIVATE INVESTMENT COMPANY - 0.69%

      (b) Pamlico Enhanced Cash Trust ..........................................................    53,025                   53,025
          (Cost $53,025)                                                                                               ------------


Total Value of Investments (Cost $6,039,497 (c)) .........................................................  99.93 %    $  7,719,494
Other Assets Less Liabilities ............................................................................   0.07 %           5,603
                                                                                                           -------     ------------
      Net Assets ......................................................................................... 100.00 %    $  7,725,097
                                                                                                           =======     ============

     (a)  Non-income producing investment.

     (b)  Restricted  security - A restricted  security cannot be resold to the general public without prior  registration under the
          Securities Act of 1933.  Restricted  securities are valued according to the guidelines and procedures adopted by the Board of Trustees.  These  securities are purchased and redeemed on a continuous  basis as part of a short-term  cash investment program.  The program allows participants to purchase and redeem these securities on demand and therefore,  value per unit is the same as cost.

     (c)  Aggregate cost for federal income tax purposes is $6,043,803.  Unrealized  appreciation/(depreciation)  of investments for federal income tax purposes is as follows:


          Aggregate gross Unrealized appreciation ..........................................................           $  1,705,794
          Aggregate gross Unrealized depreciation ..........................................................                (30,103)
                                                                                                                       ------------

                     Net unrealized appreciation ...........................................................           $  1,675,691
                                                                                                                       ============


Note 1 -

Security  Valuation - The Fund's  investments  in securities are carried at value.  Securities  listed on an exchange or quoted on a national  market  system  are  valued  at the last  sales  price as of 4:00  p.m.  Eastern  Time.  Other  securities  traded  in the over-the-counter  market and listed  securities for which no sale was reported on that date are valued at the most recent bid price.
Securities and assets for which  representative  market  quotations are not readily  available  (e.g.,  if the exchange on which the portfolio  security is principally  traded closes early or if trading of the particular  portfolio security is halted during the day and does not resume prior to the Fund's net asset value  calculation)  or which cannot be accurately  valued using the Fund's normal pricing  procedures  are valued at fair value as  determined  in good faith under  policies  approved by the  Trustees.  A portfolio security's  "fair value" price may differ from the price next available for that portfolio  security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments are valued at cost, which approximates value.


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2005
                                                             (Unaudited)

                                                                                                                           Value
                                                                                                     Shares               (note 1)
                                                                                                    --------             ---------
COMMON STOCKS - 94.70%

      Aerospace / Defense - 3.17%
           L-3 Communications Holdings, Inc. ...................................................     5,500             $    396,550
                                                                                                                       ------------

      Banks - 8.58%
           Comerica Inc. .......................................................................     6,000                  342,480
           Commerce Bancorp, Inc. ..............................................................     6,000                  367,680
           Compass Bancshares, Inc. ............................................................     8,000                  363,280
                                                                                                                       ------------
                                                                                                                          1,073,440
                                                                                                                       ------------
      Beverages - 3.64%
        (a)Constellation Brands, Inc. ..........................................................     8,500                  455,005
                                                                                                                       ------------

      Biotechnology - 2.89%
        (a)MedImmune, Inc. .....................................................................    15,000                  361,200
                                                                                                                       ------------

      Chemicals - 3.13%
           Ashland, Inc. .......................................................................     6,000                  391,740
                                                                                                                       ------------

      Computers - 2.89%
        (a)Affiliated Computer Services, Inc. ..................................................     7,000                  361,900
                                                                                                                       ------------

      Electric - 5.96%
           Idacorp Inc. ........................................................................    12,000                  346,920
           SCANA Corporation ...................................................................    10,500                  399,420
                                                                                                                       ------------
                                                                                                                            746,340
                                                                                                                       ------------
      Electronics - 9.88%
        (a)Amphenol Corporation ................................................................     8,500                  339,150
           Diebold, Inc. .......................................................................     6,000                  320,220
        (a)Flextronics International Ltd. ......................................................    20,000                  267,000
           PerkinElmer, Inc. ...................................................................    14,000                  310,520
                                                                                                                       ------------
                                                                                                                          1,236,890
                                                                                                                       ------------
      Environmental Control - 4.34%
           Republic Services, Inc. .............................................................     7,000                  221,970
        (a)Stericycle, Inc. ....................................................................     7,000                  321,860
                                                                                                                       ------------
                                                                                                                            543,830
                                                                                                                       ------------
      Food - 2.62%
           ConAgra Foods, Inc. .................................................................    12,000                  327,840
                                                                                                                       ------------

      Forest Products & Paper - 2.35%
           Weyerhaeuser Company ................................................................     4,400                  294,492
                                                                                                                       ------------

      Healthcare - Products - 3.21%
           Dentsply International Inc. .........................................................     7,300                  401,281
                                                                                                                       ------------

                                                                                                                        (Continued)


                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2005
                                                             (Unaudited)

                                                                                                                           Value
                                                                                                     Shares               (note 1)
                                                                                                    --------             ---------
COMMON STOCKS - (Continued)

      Healthcare - Services - 3.34%
           Quest Diagnostics Inc. ..............................................................     4,200              $   417,480
                                                                                                                        -----------

      Household Products / Wares - 2.81%
           Avery Dennison Corp. ................................................................     5,800                  352,060
                                                                                                                        -----------

      Insurance - 2.81%
           Lincoln National Corporation ........................................................     7,500                  351,375
                                                                                                                        -----------

      Miscellaneous - Manufacturing - 3.31%
           Pentair, Inc. .......................................................................    10,000                  414,400
                                                                                                                        -----------

      Oil & Gas - 13.89%
           Apache Corporation ..................................................................     8,000                  503,040
        (a)Forest Oil Corporation ..............................................................    10,000                  400,000
           Kerr-McGee Corporation ..............................................................     6,500                  504,790
           Tidewater, Inc. .....................................................................     8,000                  330,160
                                                                                                                        -----------
                                                                                                                          1,737,990
                                                                                                                        -----------
      Packaging & Containers - 3.29%
           Bemis Company .......................................................................    13,800                  411,792
                                                                                                                        -----------

      Pharmaceuticals - 2.40%
        (a)IVAX Corporation ....................................................................    18,750                  299,812
                                                                                                                        -----------

      Retail - 2.20%
           Regis Corporation ...................................................................     7,000                  275,800
                                                                                                                        -----------

      Semiconductors - 2.51%
        (a)Advanced Micro Devices, Inc. ........................................................    18,000                  314,100
                                                                                                                        -----------

      Transportation - 2.93%
           CNF Inc. ............................................................................     8,000                  366,960
                                                                                                                        -----------
      Water - 2.55%
           Aqua America Inc. ...................................................................    13,000                  319,540
                                                                                                                        -----------


           Total Common Stocks (Cost $9,694,885) .........................................................               11,851,817
                                                                                                                        -----------


                                                                                                                        (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2005
                                                             (Unaudited)

                                                                                                                           Value
                                                                                                     Shares               (note 1)
                                                                                                    --------             ---------
INVESTMENT COMPANY - 0.70%

      Merrimac Cash Series Trust ...............................................................     87,115             $    87,115
        (Cost $87,115)                                                                                                  -----------

PRIVATE INVESTMENT COMPANY - 4.52%

(b) Pamlico Enhanced Cash Trust ................................................................    566,095                 566,095
        (Cost $566,095)                                                                                                 -----------


Total Value of Investments (Cost $10,348,095 (c)) .........................................................   99.92 %   $12,505,027
Other Assets Less Liabilities .............................................................................    0.08 %         9,877
                                                                                                             -------    -----------
      Net Assets ..........................................................................................  100.00 %   $12,514,904
                                                                                                             =======    ===========


     (a)  Non-income producing investment.

     (b)  Restricted  security - A restricted  security cannot be resold to the general public without prior  registration under the
          Securities Act of 1933.  Restricted  securities are valued according to the guidelines and procedures adopted by the Board of Trustees.  These  securities are purchased and redeemed on a continuous  basis as part of a short-term  cash investment program.  The program allows participants to purchase and redeem these securities on demand and therefore,  value per unit is the same as cost.

     (c)  Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation/(depreciation)
          of investments for financial reporting and federal income tax purposes is as follows:


          Aggregate gross unrealized appreciation ..........................................................            $ 2,302,180
          Aggregate gross unrealized depreciation ..........................................................               (145,248)
                                                                                                                        -----------

                    Net unrealized appreciation ............................................................            $ 2,156,932
                                                                                                                        ===========

Note 1 -


Security  Valuation - The Fund's  investments  in securities are carried at value.  Securities  listed on an exchange or quoted on a national  market  system  are  valued  at the last  sales  price as of 4:00  p.m.  Eastern  Time.  Other  securities  traded  in the over-the-counter  market and listed  securities for which no sale was reported on that date are valued at the most recent bid price.
Securities and assets for which  representative  market  quotations are not readily  available  (e.g.,  if the exchange on which the portfolio  security is principally  traded closes early or if trading of the particular  portfolio security is halted during the day and does not resume prior to the Fund's net asset value  calculation)  or which cannot be accurately  valued using the Fund's normal pricing  procedures  are valued at fair value as  determined  in good faith under  policies  approved by the  Trustees.  A portfolio security's  "fair value" price may differ from the price next available for that portfolio  security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments are valued at cost, which approximates value.



Item 2. CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust

By: (Signature and Title)        /s/ Joseph A. Zock
                                 _____________________________
                                 Joseph A. Zock
                                 President and Principal Executive Officer


Date: April 25, 2005







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Joseph A. Zock
                                 _____________________________
                                 Joseph A. Zock
                                 President and Principal Executive Officer
                                 Capital Management Investment Trust


Date:  April 25, 2005




By:  (Signature and Title)       /s/ Sarah M. Hunt
                                 _____________________________
                                 Sarah M. Hunt
                                 Vice President and Principal Financial Officer
                                 Capital Management Investment Trust

Date:  April 25, 2005